Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of transactions with related parties
	Year ended December 31,
	2021	2022

Research and development, net	113	265

Schedule of balances with the related parties
	As of December 31,
	2021	2022

Employees and payroll accruals	11	8